Statements of Consolidated Shareholders' Equity Statements of Consolidated Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Cash dividends (usd per share)	$ 0.88	$ 0.80	$ 0.70